Goodwill and intangible assets - Annual rates in calculating amortisation (Details)	12 Months Ended
Dec. 31, 2022
Software | Bottom of range | Internally generated
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Amortisation period	12 months
Software | Bottom of range | Other
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Amortisation period	12 months
Software | Top of range | Internally generated
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Amortisation period	6 years
Software | Top of range | Other
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Amortisation period	6 years
Customer lists | Bottom of range
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Amortisation period	12 months
Customer lists | Top of range
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Amortisation period	25 years
Licences and other | Bottom of range
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Amortisation period	12 months
Licences and other | Top of range
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Amortisation period	25 years
Certain core banking platforms | Bottom of range | Internally generated
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Amortisation period	10 years
Certain core banking platforms | Top of range | Internally generated
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Amortisation period	15 years